Note 1 - Organization and Description of Business (Details) - $ / shares				3 Months Ended
	Oct. 27, 2016	Oct. 17, 2016	Jul. 27, 2016	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 12, 2014
Entity Incorporation, Date of Incorporation				Aug. 25, 1999
Authorized Capital Stock							80,000,000
Common Stock, shares authorized				2,000,000,000	2,000,000,000	75,000,000
Preferred Stock, shares authorized				5,000,000	5,000,000	5,000,000
Stockholders' Equity, Reverse Stock Split		a 20-to-one reverse split
Capital stock authorized					2,500,000,000
Common Stock, par or stated value				$ 0.001	$ 0.001	$ 0.001
Preferred Stock, par or stated value				$ 0.001	$ 0.001	$ 0.001
Common Stock | An entity owned by a director
Conversion of Stock, Shares Converted			75,750
Conversion of Stock, Shares Issued	75,750	75,750
Preferred Class A | Preferred Stock | An entity owned by a director
Conversion of Stock, Shares Converted		1,515,000
Conversion of Stock, Shares Issued			1,515,000